Investments in and Advances to affiliates	12 Months Ended
Mar. 31, 2012
Investments in and Advances to affiliates

(6) Investments in and Advances to affiliates

The difference between the carrying amount of investment in affiliates and the amount of underlying equity is mainly investor level goodwill. The amounts are not material as of March 31, 2011 and 2012.

Investments in affiliates include equity securities which have quoted market values at March 31, 2011 and 2012 compared with related carrying amounts as follows:

	Yen (millions)
	2011	2012
Carrying amounts	¥171,198	¥182,770
Market values	177,293	191,870

Certain combined financial information in respect of affiliates accounted for under the equity method at March 31, 2011 and 2012, and for each of the years in the three-year period ended March 31, 2012 is shown below (see note 21):

	Yen (millions)
As of March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥225,393	¥1,276,877	¥20,362	¥1,522,632
Other assets, principally property, plant and equipment	100,796	974,543	26,452	1,101,791

Total assets	326,189	2,251,420	46,814	2,624,423

Current liabilities	127,984	912,678	8,247	1,048,909
Other liabilities	7,392	213,215	5,635	226,242

Total liabilities	135,376	1,125,893	13,882	1,275,151

Equity	¥190,813	¥1,125,527	¥32,932	¥1,349,272

	Yen (millions)
As of March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥216,751	¥1,338,679	¥20,718	¥1,576,148
Other assets, principally property, plant and equipment	108,971	1,012,363	26,328	1,147,662

Total assets	325,722	2,351,042	47,046	2,723,810

Current liabilities	134,395	1,005,935	7,253	1,147,583
Other liabilities	7,969	223,095	5,911	236,975

Total liabilities	142,364	1,229,030	13,164	1,384,558

Equity	¥183,358	¥1,122,012	¥33,882	¥1,339,252

	Yen (millions)
For the year ended March 31, 2010	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥992,264	¥3,512,551	¥24,933	¥4,529,748
Net income attributable to Honda’s affiliates	83,467	137,471	2,684	223,622

	Yen (millions)
For the year ended March 31, 2011	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥1,189,024	¥3,857,890	¥24,572	¥5,071,486
Net income attributable to Honda’s affiliates	104,790	253,468	(1,436)	356,822

	Yen (millions)
For the year ended March 31, 2012	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Net sales	¥888,914	¥3,579,019	¥23,934	¥4,491,867
Net income attributable to Honda’s affiliates	72,168	177,309	1,516	250,993

Significant investments in affiliates accounted for under the equity method at March 31, 2011 and 2012 are shown below:

Business	Company	Percentage ownership
Motorcycle	P.T. Astra Honda Motor	50.0%
Automobile	Guangqi Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Automobile Co., Ltd.	50.0%
	Dongfeng Honda Engine Co., Ltd.	50.0%

On March 22, 2011, Honda sold its investment in Hero Honda Motors Ltd. (HHML) with a book value of ¥34,275 million, which represented 26.0% of HHML’s total outstanding shares, to its joint venture partner for ¥71,073 million cash consideration. In conjunction with the sale, the joint venture agreement with the partner was dissolved. In addition, Honda and HHML entered into a new licensing agreement that enables HHML to continue producing, selling and servicing its current products. Consideration for the licensing agreement was ¥45,000 million, and will be paid by installments due through 2014. Total consideration received less interest, including the fair value attributable to the termination of certain obligations under the joint venture agreement, was allocated to each element using the relative selling price method in accordance with FASB Accounting Standards Codification 605 “Revenue Recognition”. As a result, the Company recognized revenue of ¥32,015 million related to the new licensing agreement in Net sales and other operating revenue, and a gain on sale of the investment of ¥46,756 million in Other income (expense) – Other, net.

There are no equity method affiliates that are in Financial services business.

Sales to affiliates by the Company and its subsidiaries and sales among such affiliates are made on the same basis as sales to unaffiliated parties.

Honda’s equity in undistributed income of affiliates at March 31, 2011 and 2012 included in retained earnings was ¥379,179 million and ¥380,271 million, respectively.

Trade receivables and trade payables include the following balances with affiliates at March 31, 2011 and 2012, and purchases and sales include the following transactions with affiliates for each of the years in the three-year period ended March 31, 2012. Honda mainly purchases materials, supplies and services from affiliates, and sells finished goods, parts used in its products, equipment and services to affiliates. The amount during the fiscal years ended March 31, 2010 and 2011 have been corrected from the amounts previously disclosed.

	Yen (millions)
	2011	2012
Amounts due from	¥135,576	¥176,255
Amounts due to	97,254	142,490

	Yen (millions)
	2010	2011	2012
Purchases from	¥783,066	¥806,744	¥762,415
Sales to	566,420	617,603	561,426